Interest income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Interest Income [Abstract]
Disclosure of Interest Income

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Bank deposits	59,901	25,547	8,772
Financial assets at amortized cost	4,467	2,206	1,187
Other interest income	—	25	21

	64,368	27,778	9,980